TRADE ACCOUNTS RECEIVABLE - Summary of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 3,762,875	R$ 3,035,817
Factoring of receivables
TRADE ACCOUNTS RECEIVABLE
Financial assets	4,968,024	3,544,625
Gross | Domestic | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	888,372	1,027,034
Gross | Domestic | Related parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	35,394	23,761
Gross | Foreign | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	2,891,501	2,027,018
Expected credit losses
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 52,392	R$ 41,996